Equity - RSUs and PRSUs Activity (Details) - $ / shares	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of shares
Outstanding, beginning of period (in shares)
Vested (in shares)	(210,400)
Outstanding, end of period (in shares)	1,396,000
Restricted Stock Units (RSUs)
Number of shares
Outstanding, beginning of period (in shares)	683,000
Outstanding, beginning of period (in shares)	682,000
Granted (in shares)	217,000	690,000
Vested (in shares)	(210,000)	(3,000)
Forfeited (in shares)	(32,000)	(5,000)
Outstanding, end of period (in shares)	658,000	683,000
Outstanding, end of period (in shares)		682,000
Weighted average Grant Date Fair Value
Outstanding, beginning of period (in dollars per share)	$ 10.12
Granted (in dollars per share)	11.81	$ 10.12
Vested (in dollars per share)	10.12	10.12
Forfeited (in dollars per share)	10.35	10.12
Outstanding, end of period (in dollars per share)	$ 10.67	$ 10.12
Performance-based Restricted Stock Units (PRSUs)
Number of shares
Outstanding, beginning of period (in shares)	622,000	0
Granted (in shares)	132,000	622,000
Vested (in shares)	0	0
Forfeited (in shares)	(16,000)	0
Outstanding, end of period (in shares)	738,000	622,000
Weighted average Grant Date Fair Value
Outstanding, beginning of period (in dollars per share)	$ 7.09
Granted (in dollars per share)	7.65	$ 7.09
Vested (in dollars per share)	0.00	0.00
Forfeited (in dollars per share)	7.25	0.00
Outstanding, end of period (in dollars per share)	$ 7.19	$ 7.09